Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Segment Information
Segment Information

The Partnership’s chief operating decision maker is the chief executive officer (“CEO”) of its general partner. The CEO reviews the Partnership’s discrete financial information, makes operating decisions, assesses financial performance and allocates resources on a type of service basis. The Partnership has two reportable segments: L&S and G&P. Each of these segments is organized and managed based upon the nature of the products and services it offers.

•	L&S - transports and stores crude oil, refined products and other hydrocarbon-based products.

•
G&P - gathers, processes and transports natural gas; gathers, transports, fractionates, stores and markets NGLs. This segment is the result of the MarkWest Merger on December 4, 2015 discussed in more detail in Note 4. Segment information for periods prior to the MarkWest Merger does not include amounts for these operations.

The Partnership has investments in entities that are accounted for using the equity method of accounting (see Note 5). However, the CEO views financial information as if those investments were consolidated.

Segment operating income represents income from operations attributable to the reportable segments. Corporate general and administrative expenses, unrealized derivative gains (losses) and depreciation and amortization are not allocated to the reportable segments. Management does not consider these items allocable to or controllable by any individual segment and, therefore, excludes these items when evaluating segment performance. Segment results are also adjusted to exclude the portion of income from operations attributable to the noncontrolling interests related to partially owned entities that are either consolidated or accounted for as equity method investments.

The tables below present information about income from operations and capital expenditures for the reported segments:

	2015
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$760	$150	$910
Segment other income	75	—	75
Total segment revenues and other income	835	150	985
Costs and expenses:
Segment cost of revenues	379	62	441
Segment operating income before portion attributable to noncontrolling interest	456	88	544
Segment portion attributable to noncontrolling interest and Predecessor	134	12	146
Segment operating income attributable to MPLX LP	$322	$76	$398

2014
(In millions)	L&S
Revenues and other income:
Segment revenues	$747
Segment other income	46
Total segment revenues and other income	793
Costs and expenses:
Segment cost of revenues	392
Segment operating income before portion attributable to noncontrolling interest	401
Segment portion attributable to noncontrolling interest and Predecessor	188
Segment operating income attributable to MPLX LP	$213

2013
(In millions)	L&S
Revenues and other income:
Segment revenues	$680
Segment other income	33
Total segment revenues and other income	713
Costs and expenses:
Segment cost of revenues	361
Segment operating income before portion attributable to noncontrolling interest	352
Segment portion attributable to noncontrolling interest and Predecessor	209
Segment operating income attributable to MPLX LP	$143

(in millions)	2015	2014	2013
Reconciliation to Income from operations:
Segment operating income attributable to MPLX	$398	$213	$143
Segment portion attributable to unconsolidated affiliates	(21)	—	—
Segment portion attributable to noncontrolling interest and Predecessor	146	188	209
Income from equity method investments	3	—	—
Other income - related parties	2	—	—
Unrealized derivative gains	4	—	—
Depreciation and amortization	(116)	(75)	(70)
General and administrative expenses	(118)	(81)	(69)
Income from operations	$298	$245	$213

(in millions)	2015	2014	2013
Reconciliation to Total revenues and other income:
Total segment revenues and other income	$985	$793	$713
Revenue adjustment from unconsolidated affiliates	(28)	—	—
Income from equity method investments	3	—	—
Other income - related parties	2	—	—
Unrealized derivative loss	(1)	—	—
Total revenues and other income	$961	$793	$713

(in millions)	2015	2014	2013
Reconciliation to Net income attributable to noncontrolling interests
Segment portion attributable to noncontrolling interest and Predecessor	$146	$188	$209
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(48)	(70)	(76)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	(5)	—	—
Net income attributable to noncontrolling interests and Predecessor	$93	$118	$133

The following reconciles segment capital expenditures to total capital expenditures:

(In millions)	2015	2014	2013
L&S segment capital expenditures	$212	$141	$151
G&P segment capital expenditures(1)	100	—	—
Total segment capital expenditures	312	141	151
Less: Capital expenditures for Partnership operated, non-wholly owned subsidiaries	(24)	—	—
Total capital expenditures	$288	$141	$151

(1)	The G&P segment includes $24 million of capital expenditures related to Partnership operated, non-wholly owned subsidiaries.

Total assets by reportable segment were:

	December 31,
(In millions)	2015	2014
L&S	$1,858	$1,544
G&P	14,246	—
Total assets	$16,104	$1,544